Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	4,053	$ 1,192,555
Curtiss-Wright Corp.	2,162	585,859
HEICO Corp.	5,709	1,276,590
Hexcel Corp.	5,107	318,932
Moog, Inc., Class A	1,590	266,007
Woodward, Inc.	3,388	590,799
		$ 4,230,742
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	8,163	$719,324
Expeditors International of Washington, Inc.	8,527	1,064,084
GXO Logistics, Inc.(1)	7,256	366,428
		$2,149,836
Automobile Components — 0.7%
Aptiv PLC(1)	15,136	$1,065,877
Autoliv, Inc.	5,654	604,922
BorgWarner, Inc.	15,181	489,435
Lear Corp.	3,928	448,617
Modine Manufacturing Co.(1)	3,444	345,054
		$2,953,905
Automobiles — 0.3%
Harley-Davidson, Inc.	9,208	$308,836
Rivian Automotive, Inc., Class A(1)	47,376	635,786
Thor Industries, Inc.	3,369	314,833
		$1,259,455
Banks — 2.8%
Bank OZK	5,334	$218,694
BOK Financial Corp.	1,074	98,421
Cadence Bank	8,724	246,715
Citizens Financial Group, Inc.	21,629	779,293
Comerica, Inc.	6,295	321,297
Commerce Bancshares, Inc.	6,512	363,239
Cullen/Frost Bankers, Inc.	2,855	290,154
East West Bancorp, Inc.	6,595	482,952
F.N.B. Corp.	15,844	216,746
Fifth Third Bancorp	32,554	1,187,895
First Citizens Bancshares, Inc., Class A	507	853,590
First Horizon Corp.	24,837	391,679
Home BancShares, Inc.	9,231	221,175
Huntington Bancshares, Inc.	68,573	903,792
KeyCorp	44,983	639,208
M&T Bank Corp.	7,948	1,203,009
Old National Bancorp	15,924	273,734
Pinnacle Financial Partners, Inc.	3,621	289,825
Popular, Inc.	3,387	299,512
Security	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	4,554	$ 278,432
Regions Financial Corp.	43,732	876,389
SouthState Corp.	3,818	291,772
Synovus Financial Corp.	6,932	278,597
Webster Financial Corp.	8,730	380,541
Western Alliance Bancorp	5,130	322,267
Wintrust Financial Corp.	2,915	287,302
Zions Bancorp NA	6,957	301,725
		$12,297,955
Beverages — 0.2%
Celsius Holdings, Inc.(1)	8,708	$497,140
Coca-Cola Consolidated, Inc.	260	282,100
		$779,240
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.(1)	6,755	$1,641,465
Apellis Pharmaceuticals, Inc.(1)	6,017	230,812
Biogen, Inc.(1)	7,431	1,722,655
BioMarin Pharmaceutical, Inc.(1)	10,004	823,629
Blueprint Medicines Corp.(1)	3,292	354,812
Bridgebio Pharma, Inc.(1)	7,524	190,583
Exact Sciences Corp.(1)	9,787	413,501
Exelixis, Inc.(1)	15,227	342,151
GRAIL, Inc.(1)	1,419	21,808
Halozyme Therapeutics, Inc.(1)	6,759	353,901
Incyte Corp.(1)	9,878	598,804
Ionis Pharmaceuticals, Inc.(1)	7,206	343,438
Neurocrine Biosciences, Inc.(1)	5,284	727,448
Sarepta Therapeutics, Inc.(1)	4,767	753,186
United Therapeutics Corp.(1)	2,215	705,588
		$9,223,781
Broadline Retail — 0.5%
eBay, Inc.	24,436	$1,312,702
Etsy, Inc.(1)	5,660	333,827
Macy's, Inc.	12,578	241,497
Ollie's Bargain Outlet Holdings, Inc.(1)	2,983	292,841
		$2,180,867
Building Products — 1.8%
A.O. Smith Corp.	6,851	$560,275
AAON, Inc.	3,938	343,551
Advanced Drainage Systems, Inc.	3,924	629,370
Allegion PLC	4,949	584,724
Armstrong World Industries, Inc.	2,113	239,276
AZEK Co., Inc.(1)	7,344	309,403
Carlisle Cos., Inc.	2,740	1,110,275
Fortune Brands Innovations, Inc.	6,076	394,576
Lennox International, Inc.	1,811	968,849

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Masco Corp.	10,714	$ 714,302
Owens Corning	5,369	932,703
Simpson Manufacturing Co., Inc.	2,376	400,427
Trex Co., Inc.(1)	5,275	390,983
UFP Industries, Inc.	2,816	315,392
Zurn Elkay Water Solutions Corp., Class C	6,565	193,011
		$ 8,087,117
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	1,402	$219,035
Ameriprise Financial, Inc.	4,748	2,028,298
Ares Management Corp., Class A	7,933	1,057,310
Bank of New York Mellon Corp.	35,714	2,138,912
Blue Owl Capital, Inc.	23,715	420,941
Carlyle Group, Inc.	10,567	424,265
Cboe Global Markets, Inc.	5,014	852,681
Evercore, Inc., Class A	1,703	354,956
FactSet Research Systems, Inc.	2,170	885,946
Franklin Resources, Inc.	15,197	339,653
Hamilton Lane, Inc., Class A	2,260	279,291
Houlihan Lokey, Inc.	2,399	323,529
Invesco Ltd.	20,177	301,848
Janus Henderson Group PLC	6,395	215,575
Jefferies Financial Group, Inc.	7,544	375,389
LPL Financial Holdings, Inc.	3,549	991,236
MarketAxess Holdings, Inc.	2,112	423,519
Morningstar, Inc.	1,635	483,715
MSCI, Inc.	3,830	1,845,103
Nasdaq, Inc.	17,740	1,069,012
Northern Trust Corp.	9,655	810,827
Raymond James Financial, Inc.	8,958	1,107,298
SEI Investments Co.	5,466	353,596
State Street Corp.	14,352	1,062,048
Stifel Financial Corp.	4,747	399,460
T. Rowe Price Group, Inc.	10,455	1,205,566
TPG, Inc.	3,809	157,883
Tradeweb Markets, Inc., Class A	5,519	585,014
		$20,711,906
Chemicals — 1.6%
Arcadium Lithium PLC(1)(2)	119,241	$400,650
Ashland, Inc.	2,671	252,383
Axalta Coating Systems Ltd.(1)	12,473	426,202
Balchem Corp.	1,923	296,046
Cabot Corp.	3,281	301,491
Celanese Corp.	6,169	832,136
Eastman Chemical Co.	6,630	649,541
Element Solutions, Inc.	12,588	341,387
FMC Corp.	7,030	404,576
International Flavors & Fragrances, Inc.	12,925	1,230,589
Mosaic Co.	19,170	554,013
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	12,149	$ 1,529,438
		$ 7,218,452
Commercial Services & Supplies — 1.0%
Brink's Co.	2,474	$ 253,337
Casella Waste Systems, Inc., Class A(1)	3,144	311,948
Clean Harbors, Inc.(1)	2,820	637,743
MSA Safety, Inc.	2,184	409,915
Rollins, Inc.	16,532	806,596
Stericycle, Inc.(1)	4,874	283,326
Tetra Tech, Inc.	2,960	605,261
Veralto Corp.	11,988	1,144,494
		$4,452,620
Communications Equipment — 0.3%
Ciena Corp.(1)	7,220	$347,860
F5, Inc.(1)	2,948	507,734
Juniper Networks, Inc.	16,250	592,475
		$1,448,069
Construction & Engineering — 1.3%
AECOM	7,534	$664,047
API Group Corp.(1)	11,512	433,197
Comfort Systems USA, Inc.	1,953	593,946
Dycom Industries, Inc.(1)	1,561	263,434
EMCOR Group, Inc.	2,575	940,081
MasTec, Inc.(1)	3,427	366,655
Quanta Services, Inc.	7,160	1,819,284
Valmont Industries, Inc.	1,122	307,933
WillScot Mobile Mini Holdings Corp.(1)	10,254	385,961
		$5,774,538
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	13,122	$480,397
Vulcan Materials Co.	6,737	1,675,357
		$2,155,754
Consumer Finance — 0.9%
Ally Financial, Inc.	12,928	$512,854
Credit Acceptance Corp.(1)	296	152,345
Discover Financial Services	11,912	1,558,209
FirstCash Holdings, Inc.	2,107	220,982
OneMain Holdings, Inc.	5,392	261,458
SLM Corp.	10,363	215,447
SoFi Technologies, Inc.(1)(2)	54,805	362,261
Synchrony Financial	19,105	901,565
		$4,185,121
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	19,002	$375,290

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
BJ's Wholesale Club Holdings, Inc.(1)	6,411	$ 563,142
Casey's General Stores, Inc.	2,013	768,080
Dollar General Corp.	10,704	1,415,390
Dollar Tree, Inc.(1)	10,636	1,135,606
Kroger Co.	36,091	1,802,024
Performance Food Group Co.(1)	8,674	573,438
Sprouts Farmers Market, Inc.(1)	5,578	466,655
Sysco Corp.	25,048	1,788,177
U.S. Foods Holding Corp.(1)	13,352	707,389
		$9,595,191
Containers & Packaging — 1.6%
Amcor PLC	81,710	$799,124
AptarGroup, Inc.	3,723	524,236
Avery Dennison Corp.	4,497	983,269
Ball Corp.	17,501	1,050,410
Berry Global Group, Inc.	6,467	380,583
Crown Holdings, Inc.	7,164	532,930
Graphic Packaging Holding Co.	17,197	450,733
Packaging Corp. of America	4,987	910,427
Sealed Air Corp.	8,293	288,513
Silgan Holdings, Inc.	4,832	204,538
Sonoco Products Co.	5,904	299,451
WestRock Co.	14,542	730,881
		$7,155,095
Distributors — 0.5%
Genuine Parts Co.	6,776	$937,256
LKQ Corp.	12,945	538,383
Pool Corp.	1,816	558,111
		$2,033,750
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	3,127	$344,220
Duolingo, Inc.(1)	2,074	432,782
H&R Block, Inc.	7,580	411,063
Service Corp. International	8,509	605,245
		$1,793,310
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	8,584	$237,863
W.P. Carey, Inc.	12,022	661,811
		$899,674
Electric Utilities — 1.7%
Alliant Energy Corp.	14,223	$723,951
Avangrid, Inc.	3,512	124,781
Evergy, Inc.	12,585	666,627
Eversource Energy	19,533	1,107,716
Exelon Corp.	49,988	1,730,085
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	3,064	$ 285,412
NRG Energy, Inc.	11,338	882,777
Portland General Electric Co.	5,348	231,248
Xcel Energy, Inc.	28,803	1,538,368
		$ 7,290,965
Electrical Equipment — 2.0%
Acuity Brands, Inc.	1,743	$ 420,830
AMETEK, Inc.	11,453	1,909,330
Atkore, Inc.	1,926	259,875
Hubbell, Inc.	3,035	1,109,232
NEXTracker, Inc., Class A(1)	7,570	354,881
nVent Electric PLC	9,311	713,316
Regal Rexnord Corp.	3,752	507,345
Rockwell Automation, Inc.	5,978	1,645,624
Sensata Technologies Holding PLC	9,118	340,922
Vertiv Holdings Co., Class A	18,361	1,589,512
		$8,850,867
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(1)	2,705	$326,656
Avnet, Inc.	4,093	210,749
Badger Meter, Inc.	1,760	327,976
CDW Corp.	6,787	1,519,202
Cognex Corp.	10,322	482,657
Coherent Corp.(1)	7,349	532,509
Corning, Inc.	39,190	1,522,531
Insight Enterprises, Inc.(1)	1,412	280,084
Itron, Inc.(1)	2,575	254,822
Jabil, Inc.	5,880	639,685
Keysight Technologies, Inc.(1)	9,536	1,304,048
Littelfuse, Inc.	1,498	382,874
Novanta, Inc.(1)	1,927	314,313
TD SYNNEX Corp.	4,011	462,869
Teledyne Technologies, Inc.(1)	2,656	1,030,475
Trimble, Inc.(1)	13,801	771,752
Vontier Corp.	7,790	297,578
Zebra Technologies Corp., Class A(1)	2,583	797,966
		$11,458,746
Energy Equipment & Services — 0.4%
Baker Hughes Co.	50,991	$1,793,353
		$1,793,353
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(1)	1	$5
Electronic Arts, Inc.	12,199	1,699,687
Liberty Media Corp.-Liberty Formula One, Class A(1)	13,318	855,415
Liberty Media Corp.-Liberty Live, Class A(1)	4,495	168,608
Live Nation Entertainment, Inc.(1)	8,766	821,725

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
ROBLOX Corp., Class A(1)	25,183	$ 937,059
Roku, Inc.(1)	6,383	382,533
Take-Two Interactive Software, Inc.(1)	7,964	1,238,322
Warner Bros. Discovery, Inc.(1)	133,144	990,591
Warner Music Group Corp., Class A	7,146	219,025
		$ 7,312,970
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	12,066	$ 364,514
Block, Inc., Class A(1)	27,696	1,786,115
Equitable Holdings, Inc.	15,507	633,616
Essent Group Ltd.	5,208	292,638
Euronet Worldwide, Inc.(1)	2,013	208,346
Fidelity National Information Services, Inc.	27,281	2,055,896
Jack Henry & Associates, Inc.	3,669	609,127
Jackson Financial, Inc., Class A	3,599	267,262
MGIC Investment Corp.	11,884	256,100
Mr. Cooper Group, Inc.(1)	3,328	270,333
PennyMac Financial Services, Inc.	1,209	114,371
Radian Group, Inc.	7,128	221,681
Shift4 Payments, Inc., Class A(1)(2)	2,852	209,194
Toast, Inc., Class A(1)	20,339	524,136
Voya Financial, Inc.	4,792	340,951
WEX, Inc.(1)	2,105	372,880
		$8,527,160
Food Products — 2.7%
Bunge Global SA	7,665	$818,392
Campbell Soup Co.	10,414	470,609
Conagra Brands, Inc.	25,995	738,778
Darling Ingredients, Inc.(1)	8,907	327,332
Flowers Foods, Inc.	10,962	243,356
Freshpet, Inc.(1)	2,556	330,721
General Mills, Inc.	28,021	1,772,608
Hershey Co.	7,743	1,423,396
Hormel Foods Corp.	15,793	481,529
Ingredion, Inc.	3,508	402,368
JM Smucker Co.	5,659	617,057
Kellanova	16,226	935,916
Kraft Heinz Co.	42,439	1,367,385
Lamb Weston Holdings, Inc.	7,990	671,799
Lancaster Colony Corp.	987	186,513
McCormick & Co., Inc.	14,894	1,056,580
		$11,844,339
Gas Utilities — 0.2%
National Fuel Gas Co.	5,039	$273,064
Southwest Gas Holdings, Inc.	3,435	241,755
UGI Corp.	10,949	250,732
		$765,551
Security	Shares	Value
Ground Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	5,664	$ 906,240
Knight-Swift Transportation Holdings, Inc.	10,854	541,832
Landstar System, Inc.	2,463	454,374
Lyft, Inc., Class A(1)	17,386	245,143
Old Dominion Freight Line, Inc.	9,646	1,703,483
Ryder System, Inc.	2,985	369,782
Saia, Inc.(1)	1,805	856,093
XPO, Inc.(1)	7,800	827,970
		$5,904,917
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.(1)	3,772	$910,674
Baxter International, Inc.	27,246	911,379
Cooper Cos., Inc.	10,619	927,039
DENTSPLY SIRONA, Inc.	11,067	275,679
GE HealthCare Technologies, Inc.	21,748	1,694,604
Glaukos Corp.(1)	2,604	308,183
Globus Medical, Inc., Class A(1)	6,002	411,077
Hologic, Inc.(1)	12,372	918,621
IDEXX Laboratories, Inc.(1)	4,035	1,965,852
Inspire Medical Systems, Inc.(1)	1,473	197,132
Insulet Corp.(1)	3,727	752,109
Masimo Corp.(1)	2,197	276,690
Merit Medical Systems, Inc.(1)	3,043	261,546
Penumbra, Inc.(1)	1,920	345,542
ResMed, Inc.	7,618	1,458,237
STERIS PLC	5,295	1,162,464
Teleflex, Inc.	2,523	530,663
Zimmer Biomet Holdings, Inc.	11,035	1,197,628
		$14,505,119
Health Care Providers & Services — 2.1%
agilon health, Inc.(1)	17,806	$116,451
Centene Corp.(1)	26,402	1,750,453
Chemed Corp.	795	431,351
DaVita, Inc.(1)	2,893	400,883
Encompass Health Corp.	5,324	456,746
Ensign Group, Inc.	2,823	349,177
HealthEquity, Inc.(1)	4,308	371,350
Henry Schein, Inc.(1)	6,793	435,431
Humana, Inc.	5,880	2,197,062
Labcorp Holdings, Inc.	4,510	917,830
Molina Healthcare, Inc.(1)	3,112	925,198
Option Care Health, Inc.(1)	8,715	241,405
Quest Diagnostics, Inc.	5,937	812,656
		$9,405,993
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	9,611	$1,124,199
Healthcare Realty Trust, Inc.	20,954	345,322

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.	39,018	$ 764,753
Omega Healthcare Investors, Inc.	13,701	469,259
Ventas, Inc.	22,409	1,148,685
		$ 3,852,218
Health Care Technology — 0.3%
Doximity, Inc., Class A(1)	6,227	$ 174,169
Veeva Systems, Inc., Class A(1)	7,455	1,364,340
		$ 1,538,509
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	38,704	$695,898
Ryman Hospitality Properties, Inc.	3,228	322,348
		$1,018,246
Hotels, Restaurants & Leisure — 1.6%
Aramark	14,486	$492,814
Choice Hotels International, Inc.	1,730	205,870
Darden Restaurants, Inc.	6,497	983,126
Domino's Pizza, Inc.	1,896	978,962
Hyatt Hotels Corp., Class A	2,392	363,392
Planet Fitness, Inc., Class A(1)	4,769	350,951
Texas Roadhouse, Inc.	3,805	653,356
Vail Resorts, Inc.	2,014	362,782
Wingstop, Inc.	1,636	691,472
Wyndham Hotels & Resorts, Inc.	4,501	333,074
Yum! Brands, Inc.	14,005	1,855,102
		$7,270,901
Household Durables — 1.8%
Installed Building Products, Inc.	1,319	$271,292
KB Home	4,080	286,334
Lennar Corp., Class A	12,282	1,840,703
Meritage Homes Corp.	1,968	318,521
Mohawk Industries, Inc.(1)	2,574	292,381
NVR, Inc.(1)	167	1,267,290
PulteGroup, Inc.	11,435	1,258,993
Taylor Morrison Home Corp.(1)	5,725	317,394
Tempur Sealy International, Inc.	8,642	409,112
Toll Brothers, Inc.	5,644	650,076
TopBuild Corp.(1)	1,758	677,305
Whirlpool Corp.	2,877	294,029
		$7,883,430
Household Products — 1.0%
Church & Dwight Co., Inc.	11,920	$1,235,865
Clorox Co.	6,053	826,053
Kimberly-Clark Corp.	16,344	2,258,741
		$4,320,659
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	39,358	$ 691,520
Brookfield Renewable Corp., Class A(2)	7,391	209,757
Clearway Energy, Inc., Class C	4,916	121,376
		$ 1,022,653
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	15,758	$ 402,459
EastGroup Properties, Inc.	2,650	450,765
First Industrial Realty Trust, Inc.	7,328	348,153
Rexford Industrial Realty, Inc.	12,090	539,093
STAG Industrial, Inc.	10,111	364,603
Terreno Realty Corp.	5,269	311,820
		$2,416,893
Insurance — 4.1%
Allstate Corp.	12,561	$2,005,489
American Financial Group, Inc.	3,485	428,725
Arch Capital Group Ltd.(1)	17,380	1,753,468
Axis Capital Holdings Ltd.	3,725	263,171
Brown & Brown, Inc.	13,415	1,199,435
Cincinnati Financial Corp.	7,361	869,334
Everest Group Ltd.	2,048	780,329
First American Financial Corp.	5,360	289,172
Globe Life, Inc.	4,318	355,285
Hanover Insurance Group, Inc.	1,755	220,147
Hartford Financial Services Group, Inc.	14,115	1,419,122
Kinsale Capital Group, Inc.	1,017	391,830
Lincoln National Corp.	8,383	260,711
Old Republic International Corp.	12,067	372,870
Primerica, Inc.	1,637	387,282
Principal Financial Group, Inc.	11,157	875,267
Prudential Financial, Inc.	17,160	2,010,981
Reinsurance Group of America, Inc.	3,137	643,932
RenaissanceRe Holdings Ltd.	2,425	542,012
Ryan Specialty Holdings, Inc.	5,110	295,920
Selective Insurance Group, Inc.	2,724	255,593
Unum Group	8,992	459,581
W.R. Berkley Corp.	9,628	756,568
White Mountains Insurance Group Ltd.	111	201,737
Willis Towers Watson PLC	4,876	1,278,195
		$18,316,156
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A(1)	29,881	$1,316,856
Snap, Inc., Class A(1)	52,490	871,859
ZoomInfo Technologies, Inc.(1)	13,502	172,420
		$2,361,135
IT Services — 2.6%
Akamai Technologies, Inc.(1)	7,571	$681,996

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs Ltd.	5,901	$ 465,707
Cloudflare, Inc., Class A(1)	14,978	1,240,628
Cognizant Technology Solutions Corp., Class A	25,136	1,709,248
EPAM Systems, Inc.(1)	2,839	534,044
Gartner, Inc.(1)	3,898	1,750,436
Kyndryl Holdings, Inc.(1)	11,492	302,354
MongoDB, Inc.(1)	3,584	895,857
Okta, Inc.(1)	8,020	750,752
Snowflake, Inc., Class A(1)	15,184	2,051,207
Twilio, Inc., Class A(1)	8,193	465,444
VeriSign, Inc.(1)	4,488	797,966
		$11,645,639
Leisure Products — 0.2%
Brunswick Corp.	4,145	$301,632
Hasbro, Inc.	6,818	398,853
Mattel, Inc.(1)	17,894	290,956
		$991,441
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	14,573	$1,889,098
Avantor, Inc.(1)	35,543	753,512
Bio-Rad Laboratories, Inc., Class A(1)	1,155	315,442
Bio-Techne Corp.	8,376	600,140
Bruker Corp.	5,375	342,979
Charles River Laboratories International, Inc.(1)	2,733	564,583
Illumina, Inc.(1)	8,513	888,587
IQVIA Holdings, Inc.(1)	8,963	1,895,137
Medpace Holdings, Inc.(1)	1,443	594,299
Mettler-Toledo International, Inc.(1)	1,103	1,541,542
Repligen Corp.(1)	2,790	351,707
Revvity, Inc.	6,601	692,181
Waters Corp.(1)	3,180	922,582
West Pharmaceutical Services, Inc.	3,890	1,281,327
		$12,633,116
Machinery — 5.2%
AGCO Corp.	3,675	$359,709
Allison Transmission Holdings, Inc.	4,930	374,187
Chart Industries, Inc.(1)	2,310	333,425
CNH Industrial NV	55,100	558,163
Cummins, Inc.	6,720	1,860,970
Donaldson Co., Inc.	6,795	486,250
Dover Corp.	7,443	1,343,089
ESAB Corp.	3,412	322,195
Federal Signal Corp.	3,382	282,972
Flowserve Corp.	7,680	369,408
Fortive Corp.	18,916	1,401,676
Franklin Electric Co., Inc.	2,335	224,907
Graco, Inc.	9,498	753,001
IDEX Corp.	4,285	862,142
Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	20,161	$ 1,831,425
ITT, Inc.	4,863	628,202
Lincoln Electric Holdings, Inc.	3,161	596,291
Middleby Corp.(1)	3,151	386,344
Mueller Industries, Inc.	5,942	338,338
Nordson Corp.	2,915	676,105
Oshkosh Corp.	3,681	398,284
Otis Worldwide Corp.	19,993	1,924,526
Pentair PLC	9,377	718,935
Snap-on, Inc.	2,966	775,283
SPX Technologies, Inc.(1)	2,625	373,118
Stanley Black & Decker, Inc.	8,695	694,644
Timken Co.	3,590	287,667
Toro Co.	5,898	551,522
Watts Water Technologies, Inc., Class A	1,568	287,524
Westinghouse Air Brake Technologies Corp.	9,155	1,446,948
Xylem, Inc.	12,280	1,665,536
		$23,112,786
Media — 1.5%
Charter Communications, Inc., Class A(1)	4,938	$1,476,265
Interpublic Group of Cos., Inc.	22,457	653,274
Liberty Broadband Corp., Class C(1)	6,565	359,893
New York Times Co., Class A	9,129	467,496
Nexstar Media Group, Inc.	1,763	292,676
Omnicom Group, Inc.	11,044	990,647
Paramount Global, Class B	33,036	343,244
Trade Desk, Inc., Class A(1)	21,775	2,126,764
		$6,710,259
Metals & Mining — 1.2%
ATI, Inc.(1)	10,471	$580,617
Commercial Metals Co.	10,622	584,104
Nucor Corp.	11,784	1,862,814
Reliance, Inc.	3,565	1,018,164
Steel Dynamics, Inc.	8,534	1,105,153
		$5,150,852
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(2)	34,989	$333,795
Annaly Capital Management, Inc.	23,916	455,839
Rithm Capital Corp.	23,037	251,334
Starwood Property Trust, Inc.	14,216	269,251
		$1,310,219
Multi-Utilities — 2.4%
Ameren Corp.	14,774	$1,050,579
CMS Energy Corp.	16,511	982,900
Consolidated Edison, Inc.	17,739	1,586,221
Dominion Energy, Inc.	40,655	1,992,095

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.	11,351	$ 1,260,075
NiSource, Inc.	24,840	715,641
Public Service Enterprise Group, Inc.	24,883	1,833,877
WEC Energy Group, Inc.	17,094	1,341,195
		$ 10,762,583
Office REITs — 0.2%
Boston Properties, Inc.	8,713	$ 536,372
COPT Defense Properties	6,237	156,112
Vornado Realty Trust	9,422	247,705
		$940,189
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,771	$310,466
		$310,466
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	8,734	$352,854
American Airlines Group, Inc.(1)(2)	44,451	503,630
Delta Air Lines, Inc.	33,008	1,565,899
		$2,422,383
Personal Care Products — 0.5%
BellRing Brands, Inc.(1)	6,049	$345,640
Coty, Inc., Class A(1)	20,673	207,143
e.l.f. Beauty, Inc.(1)	2,741	577,584
Estee Lauder Cos., Inc., Class A	11,330	1,205,512
		$2,335,879
Pharmaceuticals — 0.5%
Catalent, Inc.(1)	9,451	$531,430
Elanco Animal Health, Inc.(1)	26,230	378,499
Jazz Pharmaceuticals PLC(1)	3,278	349,861
Organon & Co.	13,050	270,135
Royalty Pharma PLC, Class A	20,549	541,877
		$2,071,802
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp.	7,247	$1,115,313
Broadridge Financial Solutions, Inc.	5,946	1,171,362
Dayforce, Inc.(1)(2)	7,859	389,806
Equifax, Inc.	6,503	1,576,717
ExlService Holdings, Inc.(1)	8,880	278,477
Exponent, Inc.	2,688	255,682
FTI Consulting, Inc.(1)	2,081	448,518
Genpact Ltd.	7,867	253,239
Maximus, Inc.	3,576	306,463
Parsons Corp.(1)	2,069	169,265
Paychex, Inc.	16,005	1,897,553
Paycom Software, Inc.	2,566	367,041
Security	Shares	Value
Professional Services (continued)
Paylocity Holding Corp.(1)	2,121	$ 279,654
Robert Half, Inc.	5,806	371,468
Science Applications International Corp.	2,432	285,882
SS&C Technologies Holdings, Inc.	10,870	681,223
TransUnion	11,034	818,281
TriNet Group, Inc.	1,835	183,500
Verisk Analytics, Inc.	7,180	1,935,369
		$ 12,784,813
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(1)	16,325	$1,454,721
CoStar Group, Inc.(1)	20,875	1,547,672
Jones Lang LaSalle, Inc.(1)	2,619	537,628
Zillow Group, Inc., Class C(1)	10,594	491,456
		$4,031,477
Residential REITs — 1.7%
AvalonBay Communities, Inc.	7,561	$1,564,295
Camden Property Trust	5,838	636,984
Equity LifeStyle Properties, Inc.	9,906	645,178
Equity Residential	20,420	1,415,923
Essex Property Trust, Inc.	3,543	964,404
Mid-America Apartment Communities, Inc.	6,452	920,120
Sun Communities, Inc.	6,838	822,885
UDR, Inc.	18,218	749,671
		$7,719,460
Retail REITs — 0.7%
Brixmor Property Group, Inc.	16,628	$383,941
Federal Realty Investment Trust	4,563	460,726
Kimco Realty Corp.	36,715	714,474
Kite Realty Group Trust	12,106	270,932
NNN REIT, Inc.	10,113	430,814
Regency Centers Corp.	10,196	634,191
		$2,895,078
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	4,112	$116,123
Cirrus Logic, Inc.(1)	2,699	344,554
Enphase Energy, Inc.(1)	5,772	575,526
Entegris, Inc.	7,601	1,029,175
First Solar, Inc.(1)	4,450	1,003,297
Lattice Semiconductor Corp.(1)	6,887	399,377
MKS Instruments, Inc.	3,677	480,143
Monolithic Power Systems, Inc.	2,356	1,935,878
ON Semiconductor Corp.(1)	21,683	1,486,370
Onto Innovation, Inc.(1)	2,475	543,411
Qorvo, Inc.(1)	4,807	557,804
Rambus, Inc.(1)	5,423	318,655
Skyworks Solutions, Inc.	8,098	863,085

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	7,781	$ 1,153,845
Universal Display Corp.	2,210	464,653
		$ 11,271,896
Software — 5.9%
Altair Engineering, Inc., Class A(1)	2,668	$ 261,677
ANSYS, Inc.(1)	4,403	1,415,565
AppFolio, Inc., Class A(1)	1,187	290,305
AppLovin Corp., Class A(1)	8,941	744,070
Aspen Technology, Inc.(1)	1,361	270,335
Atlassian Corp., Class A(1)	7,996	1,414,333
Autodesk, Inc.(1)	10,502	2,598,720
Bill Holdings, Inc.(1)	5,645	297,040
CCC Intelligent Solutions Holdings, Inc.(1)	17,115	190,148
Clearwater Analytics Holdings, Inc., Class A(1)	7,268	134,603
Commvault Systems, Inc.(1)	2,153	261,740
Confluent, Inc., Class A(1)	12,496	369,007
Datadog, Inc., Class A(1)	14,133	1,832,909
DocuSign, Inc.(1)	10,261	548,964
Dolby Laboratories, Inc., Class A	2,976	235,789
Dropbox, Inc., Class A(1)	12,128	272,516
Dynatrace, Inc.(1)	13,968	624,928
Elastic NV(1)	4,223	481,042
Fair Isaac Corp.(1)	1,246	1,854,870
Fortinet, Inc.(1)	31,551	1,901,579
Gen Digital, Inc.	28,820	719,924
Guidewire Software, Inc.(1)	4,169	574,863
HashiCorp, Inc., Class A(1)	5,561	187,350
HubSpot, Inc.(1)	2,473	1,458,551
Manhattan Associates, Inc.(1)	3,083	760,514
Nutanix, Inc., Class A(1)	12,328	700,847
PTC, Inc.(1)	5,995	1,089,112
Qualys, Inc.(1)	1,711	243,989
SentinelOne, Inc., Class A(1)	13,560	285,438
Smartsheet, Inc., Class A(1)	6,625	292,030
SPS Commerce, Inc.(1)	2,009	378,013
Tenable Holdings, Inc.(1)	5,918	257,906
Tyler Technologies, Inc.(1)	2,135	1,073,435
Varonis Systems, Inc.(1)	5,451	261,484
Zoom Video Communications, Inc., Class A(1)	12,170	720,342
Zscaler, Inc.(1)	4,563	876,963
		$25,880,901
Specialized REITs — 1.9%
Crown Castle, Inc.	21,116	$2,063,033
CubeSmart	12,402	560,198
Extra Space Storage, Inc.	10,900	1,693,969
Iron Mountain, Inc.	14,721	1,319,296
Lamar Advertising Co., Class A	4,841	578,645
SBA Communications Corp.	5,920	1,162,096
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	31,982	$ 907,969
		$ 8,285,206
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	2,448	$ 435,352
Asbury Automotive Group, Inc.(1)	1,051	239,491
AutoNation, Inc.(1)	1,286	204,963
Bath & Body Works, Inc.	10,806	421,974
Best Buy Co., Inc.	9,621	810,954
Burlington Stores, Inc.(1)	3,102	744,480
CarMax, Inc.(1)	8,063	591,340
Carvana Co.(1)	4,797	617,470
Chewy, Inc., Class A(1)(2)	5,870	159,899
Dick's Sporting Goods, Inc.	2,720	584,392
Five Below, Inc.(1)	2,811	306,315
Floor & Decor Holdings, Inc., Class A(1)	5,150	511,961
GameStop Corp., Class A(1)	13,099	323,414
Gap, Inc.	10,859	259,422
Lithia Motors, Inc., Class A	1,253	316,320
Penske Automotive Group, Inc.	1,069	159,302
RH(1)	797	194,819
Signet Jewelers Ltd.	2,096	187,760
Tractor Supply Co.	5,248	1,416,960
Ulta Beauty, Inc.(1)	2,324	896,762
Williams-Sonoma, Inc.	3,021	853,040
		$10,236,390
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	65,577	$1,388,265
HP, Inc.	43,690	1,530,024
NetApp, Inc.	10,407	1,340,422
Pure Storage, Inc., Class A(1)	15,477	993,778
Seagate Technology Holdings PLC	10,581	1,092,700
Super Micro Computer, Inc.(1)	2,492	2,041,820
Western Digital Corp.(1)	16,226	1,229,444
		$9,616,453
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	1,821	$144,005
Crocs, Inc.(1)	2,767	403,816
Deckers Outdoor Corp.(1)	1,232	1,192,514
Levi Strauss & Co., Class A	4,324	83,367
lululemon Athletica, Inc.(1)	5,383	1,607,902
PVH Corp.	2,744	290,507
Ralph Lauren Corp.	1,919	335,940
Skechers USA, Inc., Class A(1)	6,206	428,959
Tapestry, Inc.	11,177	478,264
VF Corp.(2)	16,822	227,097
		$5,192,371

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 2.7%
Air Lease Corp.	6,406	$ 304,477
Applied Industrial Technologies, Inc.	2,159	418,846
Beacon Roofing Supply, Inc.(1)	3,342	302,451
Boise Cascade Co.	1,907	227,353
Core & Main, Inc., Class A(1)	10,863	531,635
Fastenal Co.	27,901	1,753,299
Ferguson PLC	9,796	1,896,995
FTAI Aviation Ltd.	5,614	579,533
GATX Corp.	2,041	270,147
MSC Industrial Direct Co., Inc., Class A	2,216	175,751
SiteOne Landscape Supply, Inc.(1)	2,377	288,592
United Rentals, Inc.	3,226	2,086,351
W.W. Grainger, Inc.	2,170	1,957,861
Watsco, Inc.	1,981	917,678
WESCO International, Inc.	2,239	354,926
		$12,065,895
Water Utilities — 0.4%
American Water Works Co., Inc.	10,553	$1,363,026
Essential Utilities, Inc.	15,179	566,632
		$1,929,658
Total Common Stocks (identified cost $366,642,766)		$440,554,370

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	691,914	$ 691,914
Total Affiliated Fund (identified cost $691,914)		$ 691,914
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	931,958	$ 931,958
Total Securities Lending Collateral (identified cost $931,958)		$ 931,958
Total Short-Term Investments (identified cost $1,623,872)		$ 1,623,872
Total Investments — 100.1% (identified cost $368,269,290)		$442,180,894
Other Assets, Less Liabilities — (0.1)%		$ (357,057)
Net Assets — 100.0%		$441,823,837

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $2,768,036 and the total market value of the collateral received by the Fund was $2,941,361, comprised of cash of $931,958 and U.S. government and/or agencies securities of $2,009,403.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of June 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2024.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $691,914, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$469,965	$37,761,323	$(37,539,374)	$ —	$ —	$691,914	$23,733	691,914

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$440,554,370(2)	$ —	$ —	$440,554,370
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	691,914	—	—	691,914
Securities Lending Collateral	931,958	—	—	931,958
Total Investments	$442,178,242	$ —	$2,652	$442,180,894

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.